Fair Value Measures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measures	Fair Value Measures
The fair value of financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The Company utilizes the suggested accounting guidance for the three levels of inputs that may be used to measure fair value:

Level 1 -	Observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2 -	Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and
Level 3 -	Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions
The Company has assessed that the fair value of cash and short-term deposits, trade receivables, trade payables, capital lease and other financing obligations, and other current liabilities approximate their carrying amounts.
The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy:

	December 31, 2023				December 31, 2022
	Carrying Amount	Fair Value			Carrying Amount	Fair Value
(in thousands)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
ABL Facility	$1,929,259	$—	$1,956,011	$—	$1,988,176	$—	$2,020,000	$—
2025 Secured Notes	522,735	—	527,021	—	520,350	—	526,800	—
2028 Secured Notes	494,500	—	474,285	—	493,470	—	450,135	—
2031 Secured Notes	493,709	—	528,075	—	—	—	—	—
Total	$3,440,203	$—	$3,485,392	$—	$3,001,996	$—	$2,996,935	$—
As of December 31, 2023, the carrying values of the ABL Facility, the 2025 Secured Notes, the 2028 Secured Notes, and the 2031 Secured Notes included $26.8 million, $3.8 million, $5.5 million, and $6.3 million, respectively, of unamortized debt issuance costs, which were presented as a direct reduction of the corresponding liability. As of December 31, 2022, the carrying values of the ABL Facility, the 2025 Secured Notes, and the 2028 Secured Notes included $31.8 million, $6.2 million, and $6.5 million, respectively, of unamortized debt issuance costs which were presented as a direct reduction of the corresponding liability.
There were no transfers of financial instruments between the three levels of the fair value hierarchy during the years ended December 31, 2023 and 2022. The carrying value of the ABL Facility, excluding debt issuance costs, approximates fair value as the interest rates are variable and reflective of market rates. The fair values of the 2025 Secured Notes, the 2028 Secured Notes, and the 2031 Secured Notes are based on their last trading price at the end of each period obtained from a third party. The location and the fair value of derivative assets and liabilities in the consolidated balance sheet are disclosed in Note 14.